Business combinations - HumanFirst Inc. (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 09, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination [Line Items]
Initial cash consideration		$ 2,537	$ 84,159		$ 71,766
Goodwill		8,731,689	$ 9,051,410	$ 9,051,410	$ 9,022,075	$ 8,971,670
HumanFirst Inc
Business Combination [Line Items]
Business combination, consideration transferred	$ 13,300
Payments to acquire businesses				7,800
Initial cash consideration		$ 1,200		11,800
Cash acquired from acquisition				$ 4,000
Goodwill	2,700
Intangible assets acquired	$ 9,900